FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:          (a)
             or fiscal year ending: 12/31/05 (b)

Is this a transition report? (Y/N) N
                                  ---

Is this an amendment to a previous filing? (Y/N) N
                                                ---

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: CML VARIABLE ANNUITY ACCOUNT B

  B. File Number: 811-01918

  C. Telephone Number: (413) 788-8411

2.A. Street: 1295 State Street

  B. City: Springfield     C. State: MA    D. Zip Code: 01111  E. Zip Ext.: 0001

  E. Foreign Country:

3.   Is this the first filing on this form by Registrant? (Y/N)           N
                                                                        ---

4.   Is this the last filing on this form by Registrant? (Y/N)            N
                                                                        ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                        ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                                        ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                        ---
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                            ------------------------------

For period ending 12-31-05                       If filing more than one
File number 811-01918                            Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                           --------------                      -----------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          --------------                       -----------------

For period ending 12-31-05                       If filing more than one
File number 811-01918                            Page 48, "X" box: [ ]

113.A.[/] Trustee Name:

    B.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

113.A.[/] Trustee Name:

    B.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:            State:          Zip Code:           Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

115.A.[/] Independent Public Accountant Name: KPMG LLP
                                             ------------------

    B.[/] City: Hartford   State: CT       Zip Code: 06103     Zip Ext.:
               --------          --------           --------            --------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

115.A.[/] Independent Public Accountant Name:
                                             ---------------------------------
    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------

      [/] Foreign Country:                 Foreign Postal Code:
                          ---------------                      -----------------

For period ending 12-31-05                       If filing more than one
File number 811-01918                            Page 49, "X" box: [ ]

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
           companies? (Y/N)                                             Y/N
                            --------------------------------            ---

     B.[/] Identify the family in 10 letters:
                                              ----------------

       (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance
           company?(Y/N)                                                 Y/N
                         ---------------------------------------------   ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)                           Y/N
                                              -----------------------   ---

     C. [/] Scheduled premium variable life contracts? (Y/N)            Y/N
                                                             --------   ---

     D. [/] Flexible premium variable life contracts? (Y/N)             Y/N
                                                            ---------   ---

     E. [/] Other types of insurance products registered under
            the Securities Act of 1933 (Y/N)                            Y/N
                                             ------------------------   ---

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities
         Act of 1933
                     ------------------------------------------------   --------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                           ------------------------------------------   --------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                               $
                          -------------------------------------------    -------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                                   ------------------   --------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                            -----------------------------------------   --------

For period ending 12-31-05                       If filing more than one
File number 811-01918                            Page 50, "X" box: [ ]

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                            $      9
                                             ----------------------      -------
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                $
                          -----------------------------------------      -------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
         of Registrant ($000's omitted)                                 $    -0-
                                        ---------------------------      -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                               $    -0-
                                          -------------------------      -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

A. U.S. Treasury direct issue                        $              $
                                          --------    --------       --------
B. U.S. Government agency                            $              $
                                          --------    --------       --------
C. State and municipal tax-free                      $              $
                                          --------    --------       --------
D. Public Utility debt                               $              $
                                          --------    --------       --------
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                            $              $
                                          --------    --------       --------
F. All other corporate intermed.
   & long term debt                                  $              $
                                          --------    --------       --------
G. All other corporate short-
   term debt                                         $              $
                                          --------    --------       --------
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                                        $              $
                                          --------    --------       --------
I. Investment company equity
   securities                                        $              $
                                          --------    --------       --------
J. All other equity securities                       $     392      $
                                          --------    --------       --------
K. Other securities                                  $              $
                                          --------    --------       --------
L. Total assets of al
   series of registrant                              $     392      $
                                          --------    --------       --------

For period ending 12-31-05                           If filing more than one
File number 811-01918                                Page 51, "X" box: [ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                            Y/N
                                             ----------------------     ---

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)               Y/N
                                                          ---------     ---

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
         129 derived from insurance or guarantees? (Y/N)                Y/N
                                                         ----------     ---

131. [/] Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                  $ 2
                                                       ------------     ---

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

         811.          811.          811.          811.          811.
             --------      --------      --------      --------      --------

                                 SIGNATURE PAGE

This report is signed on behalf of the registrant.

City of: Springfield          State of: MA         Date: February 27, 2006

Name of Registrant: CML VARIABLE ANNUITY ACCOUNT B

By: /s/ William Silvanic                       Witness: /s/ Sharon Dubois
    ------------------------                            ------------------------
    William Silvanic                                    Sharon Dubois
    Vice President and                                  Administrative Assistant
    Chief Actuary